STATEMENTS OF OPERATIONS (USD $)	11 Months Ended	12 Months Ended	23 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013
Operating expenses:
General and administrative expenses	$ 48,388 [1]	$ 338,521 [1]	$ 386,909 [1]
Loss from operations	(48,388)	(338,521)	(386,909)
Other income (expense):
Interest income	3,785	7,972	11,757
Change in fair value of warrants	(3,064,114)	(45,442)	(3,109,556)
Total other expense, net	(3,060,329)	(37,470)	(3,097,799)
Net loss	$ (3,108,717)	$ (375,991)	$ (3,484,708)
Weighted average number of common shares outstanding, basic and diluted (in shares)	1,548,405	2,310,500
Net loss per common share outstanding, basic and diluted (in dollars per share)	$ (2.01)	$ (0.16)

[1]	Includes related party expenses of $90,000, $15,000 and $105,000 for the year ended December 31, 2013, the period from January 26, 2012 (inception) through December 31, 2012 and the period from January 26, 2012 (inception) through December 31, 2013, respectively.